Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Information About Exposure To Credit Risk and ECLs For Trade Receivables and Contract Assets

The following table provides information about the exposure to credit risk and ECLs for trade receivables and contract assets as of March 31, 2025 and 2024:

	Gross carrying amount	Loss allowance	Credit- impaired
	US$’000	US$’000
As of March 31, 2025 (Successor)
Current	8,773	—	No
≤30 days past due	4,626	—	No
31 – 60 days past due	306	—	No
61 – 90 days past due	8	—	No
≥91 days past due	861	—	No
	14,574	—
Credit impaired
Individually impaired	124	124	Yes
	14,450	124
As of March 31, 2024 (Successor)
Current	26,991	—	No
≤30 days past due	5,284	—	No
31 – 60 days past due	883	—	No
61 – 90 days past due	408	—	No
≥91 days past due	115	—	No
	33,681	—
Credit impaired
Individually impaired	3	3	Yes
	33,678	3

Summary of Allowance for Impairment in Respect of Trade Receivables and Contract Assets

The movement in the allowance for impairment in respect of trade receivables and contract assets during the year was as follows:

	Successor	Successor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000
At beginning of period	3	6	6
Impairment loss recognized	121	—	—
Reversal of impairment	—	(3)	—
At end of period	124	3	6

Summary of Contractual Maturities of Financial Liabilities

The following are the remaining contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

For the years ending March 31,	2026	2027	2028	2029	2030	Thereafter	Total
2025	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Financial liabilities
Trade and other payables	15,070	—	—	—	—	—	15,070
Lease obligation	1,489	1,342	747	522	506	4,790	9,396
Total contractual obligations	16,559	1,342	747	522	506	4,790	24,466

For the years ending March 31,	2025	2026	2027	2028	2029	Thereafter	Total
2024	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Financial liabilities
Trade and other payables	47,535	5,000	—	—	—	—	52,535
Loans and borrowings	6,504	—	—	—	—	—	6,504
Lease obligation	933	533	371	131	131	1,144	3,243
Total contractual obligations	54,972	5,533	371	131	131	1,144	62,282

Summary of Foreign Currency Exposure	The foreign currency exposure in IDR is as follows based on notional amounts:

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Trade receivables	1,377	1,953
Cash and cash equivalents	5,709	7,747
Trade payables	(725)	(2,253)
Net exposure	6,361	7,447

Summary of Effect of Changes in Foreign Exchange Rates

A reasonably possible strengthening (weakening) of the US dollar, as indicated below, against the IDR at March 31, and a possible strengthening (weakening) of the local non-USD functional currencies against the USD, would have increased and (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecasted sales and purchases.

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
March 31
USD (10% strengthening)	59	(193)
IDR (10% strengthening)	(636)	(419)

March 31
USD (10% weakening)	(59)	193
IDR (10% weakening)	636	419

Summary of Categories of Financial Instruments

The carrying amounts of each of the categories of financial instruments as at the end of the financial years are as follows:

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Financial assets at amortized cost
Trade receivables and other assets*	14,201	33,441
Cash and cash equivalents	72,950	43,470
	87,151	76,911

Financial liabilities at amortized cost
Trade and other payables	15,070	52,535
Loans and borrowings	—	6,504**
	15,070	59,039

* Excluding prepayments, goods and services tax receivable, net and deferred offering costs.

** The loan amount of $6.5 million included an accrued interest of $0.7 million under the terms of the loan.